Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss) Included in Stockholders' Equity

The components of accumulated other comprehensive income (loss) included in stockholders’ equity are as follows:

	March 31,
	2014	2013
	(In Thousands)
Net unrealized gain on securities available for sale	$174	$705
Tax effect	(72)	(288)

Net of tax amount	102	417

Benefit plan adjustments	(706)	(1,023)
Tax effect	289	418

Net of tax amount	(417)	(605)

Accumulated other comprehensive loss	$(315)	$(188)

Components of Other Comprehensive (Loss) and Related Tax Effects

The components of other comprehensive (loss) and related tax effects are presented in the following table:

	Years Ended March 31,
	2014	2013	2012
	(In Thousands)
Securities available for sale:
Unrealized holding (loss) gain arising during the year	$(236)	$(436)	$69
Reclassification adjustment for net realized gains	(295)	(647)	—

	(531)	(1,083)	69

Defined benefit pension plan:
Pension gain (loss)	277	(438)	(478)
Prior service cost	40	40	40
Settlement charge	—	117	—

Net change in defined benefit pension plan liability	317	(281)	(438)

Other comprehensive loss before taxes	(214)	(1,364)	(369)
Tax effect	87	557	138

Other comprehensive (loss)	$(127)	$(807)	$(231)